Commitments and Contingencies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies.
Accrual related to lawsuits, claims, investigations and proceedings	$ 0	$ 0
Agreement Term	5 years